Financial assets and liabilities and impacts on statements of consolidated operations - Financial assets and liabilities (Details) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 30,135	€ 24,394
Financial liabilities	28,863	23,037
Financial assets at fair value	30,135	24,394
Financial liabilities at fair value	28,863	23,037
Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,518	1,833
Financial liabilities at fair value	5,518	1,833
Non-current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	536
Financial liabilities at fair value	536
Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		13,219
Financial liabilities at fair value		13,219
Current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	12,037
Financial liabilities at fair value	12,037
Current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	788
Financial liabilities at fair value	788
Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,606	7,985
Financial liabilities at fair value	7,606	7,985
Tax and social liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,998
Financial liabilities at fair value	1,998
Other creditors and miscellaneous liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	381
Financial liabilities at fair value	381
Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	186	413
Financial assets at fair value	186	413
Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,119	5,210
Financial assets at fair value	5,119	5,210
Other current financial asset
Disclosure of detailed information about financial instruments [line items]
Financial assets	904	12,924
Financial assets at fair value	904	12,924
Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,926	5,847
Financial assets at fair value	23,926	5,847
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,951	7,357
Fair value through profit or loss | Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Fair value through profit or loss | Non-current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	536
Fair value through profit or loss | Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		7,357
Fair value through profit or loss | Current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	6,627
Fair value through profit or loss | Current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	788
Fair value through profit or loss | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	0	0
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	20,912	15,680
Amortized cost | Non-current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,518	1,833
Amortized cost | Current financial liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities		5,862
Amortized cost | Current derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	5,409
Amortized cost | Trade payables
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	7,606	7,985
Amortized cost | Tax and social liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,998
Amortized cost | Other creditors and miscellaneous liabilities
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	381
Fair value through profit or loss
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,926	5,847
Fair value through profit or loss | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Other current financial asset
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
Fair value through profit or loss | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	23,926	5,847
Amortized cost
Disclosure of detailed information about financial instruments [line items]
Financial assets	6,209	18,547
Amortized cost | Non-current financial assets
Disclosure of detailed information about financial instruments [line items]
Financial assets	186	413
Amortized cost | Other receivables
Disclosure of detailed information about financial instruments [line items]
Financial assets	5,119	5,210
Amortized cost | Other current financial asset
Disclosure of detailed information about financial instruments [line items]
Financial assets	904	12,924
Amortized cost | Cash and cash equivalents
Disclosure of detailed information about financial instruments [line items]
Financial assets	€ 0	€ 0